Going concern (Details) - CAD ($)		1 Months Ended	12 Months Ended
	Mar. 08, 2023	Oct. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Going concern [abstract]
Deficit			$ (93,384,858)	$ (61,217,831)
Working capital			1,650,709	14,006,785
Cash and cash equivalents.			3,445,649	12,202,513	$ 18,104,899
Private Placement			1,318,980
Allowance for credit losses			5,023,283	520,000
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from private placement		$ 1,318,980	$ 1,318,980	$ 0
Potential Ordinary Share Transactions [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from private placement	$ 5,000,000